Finance Income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest Income
Cash and cash equivalents	₩ 40,704	₩ 35,474	₩ 61,380
Available-for-sale financial assets		290	0
Financial assets at fair value through profit or loss	21,713
Financial assets at amortized cost	89	0	0
Held-to-maturity investments	0	82	97
Loans and receivables	21,925	30,014	25,106
Short-term financial instrument	41,025	29,412	45,763
Long-term financial instrument	7,920	8,144	7,195
Other financial assets	1	0	0
Trade and other receivables	90,390	102,727	102,237
Total Interest Income	223,767	206,143	241,778
Dividend income	12,777	11,477	9,446
Gains on disposal of financial assets	1,838	1,130	1,482
Gains on valuation of Financial assets at fair value through profit or loss	8,495	12	0
Gains on valuation of derivatives	199,943	16,165	293,830
Gains on transaction of derivatives	179,745	29,257	45,549
Gains on foreign currency translation of Finance Income	143,254	1,115,832	161,905
Gains on foreign currency transaction	27,051	150,602	37,553
Total Finance Income	₩ 796,870	₩ 1,530,618	₩ 791,543